Cash and Cash Equivalents - Schedule of Detailed Information About Cash and Cash Equivalents (Detail) - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	£ 8,443	£ 6,749	£ 11,639	£ 17,225